RECOVERABLE VALUE OF LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
RECOVERABLE VALUE OF LONG-TERM ASSETS
Schedule of impairment positions, by operating segment

	12/31/2023			12/31/2022
	Generation	Administration	Total	Generation	Administration	Total

Fixed Assets	1,769,570	—	1,769,570	2,536,835	—	2,536,835
Intangible Assets	7,078	70,431	77,509	83,917	69,071	152,988
	1,776,648	70,431	1,847,079	2,620,752	69,071	2,689,823

Schedule of movement of provisions for impairment

Cash Generating Units	12/31/2022	Additions/ (Reversals)	Write-offs	Transfers	12/31/2023
UTE Candiota¹	1,043,193	(225)	—	(1,042,968)	—
UTE Santa Cruz¹	567,253	—	—	(567,253)	—
UTE Candiota Phase B¹	276,877	(396)	—	(276,481)	—
Eólica Casa Nova I	234,733	31,522	—	—	266,255
UHE Batalha	78,651	(3,304)	—	—	75,347
UTE Mauá Bloco 4	49,372	—	—	—	49,372
UTE Aparecida Óleo	46,258	—	—	—	46,258
UTE Mauá Bloco 1	41,040	—	—	—	41,040
PCH Funil	39,098	(39,098)	—	—	—
Eólica Ventos de Angelim S.A.	31,914	—	(31,914)	—	—
PCH Pedra	12,445	9,402	—	—	21,847
Eólica Coxilha Negra	—	591,926	—	—	591,926
Samuel HPP	—	261,886	—	—	261,886
PCH João Borges	—	57,523	—	—	57,523
PCH Rio Chapéu	—	48,392	—	—	48,392
Eólica Coxilha Seca	—	47,358	—	—	47,358
Ibirapuitã²	—	11,123	—	56,551	67,674
Others	199,918	(59,617)	(1,246)	62,715	201,770
	2,620,752	956,492	(33,160)	(1,767,436)	1,776,648

[1] Amounts transferred for the asset kept for sale; and

[2] values returned from the asset held for sale are due to the spinning off of Livramento shareholding, which resulted from the decision to dispose of only the non-operating complexes.

		Effects of
		Deconsolidation -	Additions/
Cash Generating Units	12/31/2021	Eletronuclear	(Reversals)	Write-offs	12/31/2022
UTN Angra 3	4,508,764	(4,508,764)	—	—	—
UTE Candiota	1,054,306	—	(11,113)	—	1,043,193
UTE Candiota Phase B	305,778	—	(23,684)	—	276,877
UTE Santa Cruz	279,379	—	287,874	—	567,253
Eólica Casa Nova I	257,579	—	(22,846)	—	234,733
UHE Batalha	148,953	—	(70,302)	—	78,651
Coaracy Nunes HPP	71,007	—	—	(71,007)	—
UTE Mauá Bloco 4	49,372	—	—	—	49,372
UTE Aparecida Óleo	46,258	—	—	—	46,258
UTE Mauá Bloco 1	41,040	—	—	—	41,040
Eólica Coxilha Seca	1,264	—	(1,264)	—	—
PCH Funil	—	—	39,098	—	39,098
PCH Pedra	—	—	12,445	—	12,445
Eólica Ventos de Angelim S.A.	—	—	31,914	—	31,914
Others	200,925	—	(6,224)	—	199,918
	6,964,625	(4,508,764)	235,898	(71,007)	2,620,752